Expense Example - Share class	Dec. 31, 2023 USD ($)
Capital Group International Bond ETF (USD-Hedged)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Capital Group Municipal High-Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Capital Group Ultra Short Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	$ 58